Summary of Stock Option Activity and Changes during Year (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Options:
Granted	1,939,796		818,090		716,508
Weighted Average Exercise Price
Granted	$ 17.42		$ 22.95		$ 17.61
Outstanding at end of year	$ 20.96
Weighted average fair value of options granted during the year	$ 9.48		$ 5.27		$ 5.78
Stock Options
Options:
Outstanding at beginning of year	6,065,000		6,082,000		8,810,000
Granted	1,940,000	[1]	818,000	[1]	717,000	[1]
Exercised	(2,177,000)		(619,000)		(597,000)
Forfeited/canceled	(76,000)		(216,000)		(2,848,000)
Outstanding at end of year	5,752,000		6,065,000		6,082,000
Options exercisable at year-end	3,232,000		3,235,000		3,122,000
Weighted Average Exercise Price
Outstanding at beginning of year	$ 21.27		$ 20.61		$ 23.40
Granted	$ 17.42	[1]	$ 22.95	[1]	$ 17.61	[1]
Exercised	$ 18.75		$ 16.15		$ 13.51
Forfeited/canceled	$ 16.78		$ 23.73		$ 29.96
Outstanding at end of year	$ 20.96		$ 21.27		$ 20.61
Options exercisable at year-end	$ 23.02		$ 24.12		$ 25.00
Weighted average fair value of options granted during the year	$ 9.48		$ 5.27		$ 5.78
Average remaining contractual life (in years)	6 years 6 months
Aggregate intrinsic value (in thousands)	$ 70,851
Average remaining contractual life (in years)	4 years 6 months
Aggregate intrinsic value (in thousands)	$ 33,143

[1]	Includes the issuance of approximately 1.1 million stock option replacement awards in connection with the acquisition of NetSpend. These awards had a market value of $13.7 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 23.